T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 4.7%
Common Stocks 4.5%
B3  8,539,500 18,320
Localiza Rent a Car  1,100,800 12,386
Raia Drogasil  3,486,111 14,136
Rede D'Or Sao Luiz  584,814 3,652
WEG  334,400 1,816
50,310
Preferred Stocks 0.2%
Itau Unibanco Holding  556,843 2,548
2,548
Total Brazil (Cost
$51,235
)
52,858
CHINA 35.5%
Common Stocks 25.8%
Alibaba Group Holding (HKD) (1) 1,212,024 13,627
Alibaba Group Holding, ADR
(USD) (1) 188,300 16,829
China Overseas Land & Investment
(HKD)  6,767,000 18,700
China Resources Mixc Lifestyle
Services (HKD)  1,711,000 7,249
ENN Energy Holdings (HKD)  693,500 11,313
JD.com, Class A (HKD)  385,209 11,492
Kingdee International Software
Group (HKD) (1) 5,510,000 11,897
Li Auto, ADR (USD) (1) 120,100 3,944
Meituan, Class B (HKD) (1) 1,065,900 23,912
Pinduoduo, ADR (USD) (1) 108,200 5,303
Ping An Insurance Group, Class H
(HKD)  1,615,500 9,494
Shenzhou International Group
Holdings (HKD)  350,300 3,685
Silergy (TWD)  279,000 5,221
Sunny Optical Technology Group
(HKD)  486,500 6,582
Tencent Holdings (HKD)  1,686,500 65,181
Wuxi Biologics Cayman (HKD) (1) 1,495,000 14,310
Yum China Holdings (HKD)  45,000 2,107
Yum China Holdings (USD)  809,200 39,416
Zhongsheng Group Holdings (HKD)  3,442,000 19,705
289,967
Common Stocks - China A
Shares 9.7%
Centre Testing International Group,
A Shares (2) 1,464,700 4,474
Fuyao Glass Industry Group, A
Shares (CNH)  1,838,700 11,199
Glodon, A Shares (2) 771,100 5,312
Hongfa Technology, A Shares (CNH)  1,103,200 6,735
Huayu Automotive Systems, A
Shares (CNH)  2,583,900 8,417
Hundsun Technologies, A Shares
(CNH)  1,363,700 8,610
Midea Group, A Shares (CNH)  447,162 3,655
Shares $ Value
(Cost and value in $000s)
Midea Group, A Shares (2) 1,182,900 9,668
Ping An Insurance Group, A
Shares (2) 409,600 2,564
Shenzhen Inovance Technology, A
Shares (CNH)  960,000 9,431
Songcheng Performance
Development, A Shares (CNH)  2,512,300 4,780
Songcheng Performance
Development, A Shares (2) 3,702,753 7,043
Yifeng Pharmacy Chain, A Shares
(CNH)  1,224,740 9,418
Zhejiang Sanhua Intelligent
Controls, A Shares (CNH)  2,117,300 10,235
ZWSOFT Guangzhou, A Shares (2) 238,125 7,689
109,230
Total China (Cost
$403,519
)
399,197
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
Komercni Banka  36,418 920
Total Czech Republic (Cost
$1,137
)
920
HONG KONG 4.6%
Common Stocks 4.6%
AIA Group  2,521,600 25,334
Budweiser Brewing APAC  7,416,000 20,534
Hong Kong Exchanges & Clearing  138,300 6,347
Total Hong Kong (Cost
$38,568
)
52,215
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  377,886 7,801
Wizz Air Holdings (GBP) (1) 138,642 3,765
Total Hungary (Cost
$21,096
)
11,566
INDIA 14.2%
Common Stocks 14.2%
Asian Paints  100,204 4,231
HDFC Asset Management  216,240 5,321
HDFC Bank  1,123,562 20,549
HDFC Life Insurance  1,029,593 7,224
Hindustan Unilever  163,671 5,456
Housing Development Finance  827,720 25,096
Infosys  981,356 19,205
Kotak Mahindra Bank  1,166,128 26,835
Maruti Suzuki India  62,837 6,986
Reliance Industries (1) 553,607 17,591
Tata Consultancy Services  90,059 3,767
Voltas  1,323,566 16,781
Total India (Cost
$130,521
)
159,042

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 0.7%
Common Stocks 0.7%
Bank Central Asia  15,607,900 7,761
Total Indonesia (Cost
$3,001
)
7,761
MEXICO 2.8%
Common Stocks 2.8%
Grupo Aeroportuario del Sureste,
ADR (USD)  16,747 3,145
Grupo Financiero Banorte, Class O  2,313,400 13,184
Grupo Mexico, Series B  1,492,434 5,915
Wal-Mart de Mexico  2,661,110 9,674
Total Mexico (Cost
$29,491
)
31,918
NETHERLANDS 1.8%
Common Stocks 1.8%
ASML Holding  17,644 10,141
Heineken  57,824 5,701
Prosus  72,353 4,720
Total Netherlands (Cost
$22,913
)
20,562
PERU 1.0%
Common Stocks 1.0%
Credicorp (USD)  36,954 4,782
Southern Copper (USD)  129,900 6,469
Total Peru (Cost
$13,236
)
11,251
PHILIPPINES 1.3%
Common Stocks 1.3%
SM Investments  663,017 9,336
Universal Robina  2,648,200 5,333
Total Philippines (Cost
$13,068
)
14,669
POLAND 0.4%
Common Stocks 0.4%
Powszechna Kasa Oszczednosci
Bank Polski (1) 884,752 5,007
Total Poland (Cost
$7,809
)
5,007
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  93,908 2,174
Total Portugal (Cost
$2,042
)
2,174
QATAR 1.6%
Common Stocks 1.6%
Qatar National Bank  3,271,143 18,119
Total Qatar (Cost
$17,789
)
18,119
Shares $ Value
(Cost and value in $000s)
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 1,397,220 —
Ozon Holdings, ADR (USD) (1)(3) 153,440 —
X5 Retail Group, GDR (USD) (3) 442,656 —
Yandex, Class A (USD) (1)(3) 212,483 —
Total Russia (Cost
$29,246
)
—
SAUDI ARABIA 3.1%
Common Stocks 3.1%
Nahdi Medical (1) 311,728 14,497
Saudi National Bank  1,095,911 20,572
Total Saudi Arabia (Cost
$27,278
)
35,069
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 81,177 6,195
Total Singapore (Cost
$12,948
)
6,195
SOUTH AFRICA 2.1%
Common Stocks 2.1%
Capitec Bank Holdings  35,391 4,253
Clicks Group  462,281 7,807
FirstRand  2,786,681 11,023
Total South Africa (Cost
$16,902
)
23,083
SOUTH KOREA 7.3%
Common Stocks 7.3%
Coupang (USD) (1) 268,869 4,649
LG Chem  37,477 17,455
NAVER  59,842 11,971
Samsung Electronics  1,016,223 48,103
Total South Korea (Cost
$45,104
)
82,178
TAIWAN 9.9%
Common Stocks 9.9%
Chailease Holding  405,000 2,880
MediaTek  341,000 7,857
Taiwan Semiconductor
Manufacturing  5,621,219 96,401
Vanguard International
Semiconductor  1,497,000 3,606
Total Taiwan (Cost
$35,564
)
110,744
THAILAND 1.9%
Common Stocks 1.9%
Airports of Thailand (1) 1,183,700 2,259
CP ALL  11,329,100 18,995
Total Thailand (Cost
$19,729
)
21,254

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 1.6%
Common Stocks 1.6%
Borouge (1) 1,731,098 1,386
First Abu Dhabi Bank  2,938,345 15,551
Network International Holdings
(GBP) (1) 325,639 803
Total United Arab Emirates (Cost
$11,285
)
17,740
Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve
Fund, 2.03% (4)(5) 29,260,573 29,261
Total Short-Term Investments
(Cost $29,261) 29,261
Total Investments in
Securities 99.0%
(Cost $982,742) $ 1,112,783
Other Assets Less Liabilities 1.0% 11,013
Net Assets 100.0% $ 1,123,796
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — # $ — $ 94 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government Reserve Fund, 2.03% $ 27,461 ¤ ¤ $ 29,261 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $94 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $29,261.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Emerging Markets Equity Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2022, totaled $(39,855,000) for the period ended July 31, 2022. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 90,732 $ 990,242 $ — $ 1,080,974
Preferred Stocks — 2,548 — 2,548
Short-Term Investments 29,261 — — 29,261
Total $ 119,993 $ 992,790 $ — $ 1,112,783
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
7/31/22
Investment in Securities
Common Stocks $ — $ (41,675) $ 6,213 $ (1,214) $ 36,676 $ —

T. ROWE PRICE Institutional Emerging Markets Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E146-054Q3 07/22